THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JANUARY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%
	Shares	Value
ARGENTINA — 0.6%
Vista Energy ADR *	35,387	$1,909,129

AUSTRIA — 1.4%
Erste Group Bank	75,188	4,632,075

BRAZIL — 6.4%
B3 - Brasil Bolsa Balcao	1,028,431	1,952,461
Banco do Brasil	565,742	2,682,711
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	243,776	3,951,162
Embraer *	347,890	3,566,148
Lojas Renner	927,498	2,172,073
Multiplan Empreendimentos Imobiliarios	410,768	1,579,363
PRIO	275,256	1,931,952
Vale ADR, Cl B	293,152	2,723,382
Vale	147,809	1,368,906
		21,928,158
CHINA — 22.4%
AAC Technologies Holdings	804,000	4,189,345
Alibaba Group Holding	290,936	3,568,899
BeiGene, Cl A *	114,419	3,014,578
BeiGene *	21,200	368,138
China Construction Bank, Cl H	6,860,000	5,582,302
Eastroc Beverage Group, Cl A	67,097	2,248,271
JD.com, Cl A	227,750	4,632,800
KE Holdings ADR	180,543	3,146,865
Meituan, Cl B *	402,200	7,655,189
Ping An Insurance Group of China, Cl H	959,500	5,402,850
Pop Mart International Group	384,200	4,659,877
Tencent Holdings	345,200	18,163,472
Trip.com Group ADR *	69,495	4,877,286
Xiaomi, Cl B *	1,611,600	8,077,746
Zijin Mining Group, Cl H	296,000	559,591
		76,147,209
GREECE — 0.7%
National Bank of Greece	263,107	2,284,712

HONG KONG — 3.0%
AIA Group	669,600	4,707,567
Hong Kong Exchanges & Clearing	64,200	2,512,865
WH Group	3,783,623	2,951,698
		10,172,130

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JANUARY 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDIA — 16.5%
Cipla	224,778	$3,830,292
HCL Technologies	208,238	4,132,522
HDFC Bank	207,510	4,061,672
Hindustan Aeronautics	56,100	2,537,359
ICICI Bank	361,700	5,205,062
ITC	469,115	2,416,950
ITC Hotels *	46,912	88,254
Larsen & Toubro	82,382	3,380,254
Macrotech Developers	268,604	3,718,376
Mahindra & Mahindra	126,376	4,343,319
MakeMyTrip *	13,892	1,517,979
Max Healthcare Institute	273,850	3,343,249
PB Fintech *	163,111	3,233,870
Power Grid Corp of India	1,117,728	3,881,593
Reliance Industries	426,708	6,209,823
Varun Beverages	692,067	4,277,736
		56,178,310
INDONESIA — 1.8%
Bank Central Asia	5,868,700	3,390,230
Bank Mandiri Persero	7,081,713	2,601,981
		5,992,211
MALAYSIA — 1.5%
CIMB Group Holdings	1,653,700	2,968,615
Tenaga Nasional	651,300	1,985,249
		4,953,864
MEXICO — 3.8%
America Movil	2,694,755	1,899,485
Arca Continental	216,294	1,978,126
Fomento Economico Mexicano ADR	25,126	2,143,750
Grupo Mexico	882,551	4,324,732
Ternium ADR	87,570	2,627,100
		12,973,193
PERU — 1.2%
Credicorp	22,378	4,097,412

POLAND — 1.6%
Dino Polska *	20,311	2,253,428
Powszechna Kasa Oszczednosci Bank Polski	197,148	3,243,967
		5,497,395
SAUDI ARABIA — 0.9%
Saudi Awwal Bank	304,445	2,916,163

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JANUARY 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SINGAPORE — 0.8%
Sea ADR *	23,359	$2,844,893

SOUTH AFRICA — 4.4%
Bid Corp	77,618	1,977,810
Capitec Bank Holdings	22,279	3,549,615
MTN Group	447,446	2,746,466
Naspers, Cl N	18,302	3,861,201
Sanlam	620,385	2,706,546
		14,841,638
SOUTH KOREA — 6.5%
Coupang, Cl A *	84,988	1,998,068
Hyundai Glovis	29,318	2,995,087
Krafton *	11,310	2,817,948
KT ADR	102,343	1,773,604
Samsung C&T	29,463	2,415,268
Samsung Electronics	147,596	5,271,203
SK Hynix	36,660	4,935,523
		22,206,701
TAIWAN — 19.1%
Accton Technology	156,000	3,582,289
ASE Technology Holding	675,000	3,503,594
Asustek Computer	189,000	3,440,272
Delta Electronics	276,000	3,596,292
Hon Hai Precision Industry	975,000	5,206,145
MediaTek	128,000	5,543,303
Taiwan Semiconductor Manufacturing	1,206,000	40,247,962
		65,119,857
THAILAND — 1.1%
Bangkok Dusit Medical Services, Cl F	2,451,300	1,707,123
CP ALL	1,394,800	2,147,313
		3,854,436
TÜRKIYE — 0.7%
Aselsan Elektronik Sanayi Ve Ticaret	931,600	2,304,706

UNITED ARAB EMIRATES — 3.9%
Abu Dhabi Commercial Bank PJSC	1,404,904	4,578,558
Aldar Properties PJSC	2,108,538	4,386,890
Emaar Properties PJSC	1,142,119	4,191,935

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JANUARY 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED ARAB EMIRATES (continued)
Emirates NBD Bank PJSC	46,031	$261,278
		13,418,661
Total Common Stock
(Cost $273,391,419)		334,272,853

Total Investments— 98.3%
(Cost $273,391,419)		$334,272,853

Percentages are based on Net Assets of $340,151,299.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
PJSC — Public Joint-Stock Company

Amounts designated as “—“ are $0 or have been rounded to $0.

INV-QH-001-1500